SUPPLEMENTAL CASH FLOW DISCLOSURE	12 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURE	SUPPLEMENTAL CASH FLOW DISCLOSURE
The depreciation and amortization is detailed as follows:

	2023	2022
	$	$
Depreciation – property, plant and equipment	10,820,442	5,038,092
Depreciation – right-of-use assets	8,037,341	3,454,353
Amortization – intangible assets	7,216,789	3,000,028
	26,074,572	11,492,473
See Note 7 for additional information related to the depreciation of right-of-use assets.
The net change in non-cash working capital is detailed as follows:

	2023	2022
	$	$
Inventories	(90,063,714)	(61,739,634)
Accounts receivable	(13,351,335)	(24,369,277)
Prepaid expenses	3,818,496	(940,816)
Trade and other payables (1)	24,056,908	27,926,974
Deferred revenue and other deferred liabilities	17,564,993	155,253
	(57,974,652)	(58,967,500)
21 - SUPPLEMENTAL CASH FLOW DISCLOSURE (CONTINUED)
(1)The net change in trade and other payables excludes trade and other payables as at December 31, 2023 related to the following non-cash working capital items: $634,331 related to the additions of intangible assets and $11,750,398 related to the acquisition of property, plant and equipment and includes trade and other payables as at December 31, 2022 related to the additions of intangible assets of $4,757,926 and related to the acquisition of property, plant and equipment of $16,229,912.
There were $554,310 outstanding payables related to the additions of intangible assets and $8,797,575 related to the acquisition of property, plant and equipment as at December 31, 2021.
The changes in the Group’s liabilities arising from financing activities can be classified as follows:

	Share warrant obligations	Conversion options on convertible debt instruments	Long-term debt and other debts	Lease liabilities	Total
Balance at January 1, 2023	23,243,563	—	110,673,348	63,520,215	197,437,126
Cash flows :
Repayment	—	—	(148,305,458)	(6,512,231)	(154,817,689)
Proceeds	27,675,069	30,342,059	259,498,434	—	317,515,562
Finance costs attributable to 2023 Debenture financing	—	—	(3,829,850)	—	(3,829,850)
Non-cash :
Accretion expense	—	—	5,663,365	—	5,663,365
Non-monetary additions (net of modification)	—	—	—	34,117,202	34,117,202
Change in fair value of share warrant obligations	(20,963,112)	—	—	—	(20,963,112)
Change in fair value of conversion options on convertible debt instruments and interest paid in kind	—	(4,982,236)	—	—	(4,982,236)
Unrealized foreign exchange gain	—	—	(2,568,295)	—	(2,568,295)
Foreign currency translation adjustment	(373,317)	(325,750)	3,810,821	831,400	3,943,154
Balance at December 31, 2023	29,582,203	25,034,073	224,942,365	91,956,586	371,515,227
21 - SUPPLEMENTAL CASH FLOW DISCLOSURE (CONTINUED)

	Share warrant obligations	Long-term debt and other debts	Lease liabilities	Total
Balance at January 1, 2022	106,225,934	13,077,670	62,209,317	181,512,921
Cash flows :
Repayment	—	(10,348,894)	(4,977,183)	(15,326,077)
Proceeds	19,913,196	111,576,513	—	131,489,709
Non-cash :
Accretion expense	—	82,850	—	82,850
Non-monetary additions (net of modification)	—	—	6,961,794	6,961,794
Gain on derecognition of dealership rights	—	(2,130,583)	—	(2,130,583)
Change in fair value of share warrant obligations	(101,468,186)	—	—	(101,468,186)
Contributed surplus	(3,798)	—	—	(3,798)
Unrealized foreign exchange loss	—	516,401	—	516,401
Foreign currency translation adjustment	(1,423,583)	(2,100,609)	(673,713)	(4,197,905)
Balance at December 31, 2022	23,243,563	110,673,348	63,520,215	197,437,126